Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation
a)	Basis of presentation
The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation
b)	Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of VIEs for which the Company is the ultimate primary beneficiary.
Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.
All transactions and balances among the Company, its subsidiaries, VIEs and subsidiaries of VIEs have been eliminated upon consolidation.

Use of estimates
c)	Use of estimates
The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported years in the consolidated financial statements and accompanying notes. Such accounting estimates include, but are not limited to, assessment of average user relationship period for podcast business, assessment for the impairment of long-lived assets, provision for income taxes and valuation allowance for deferred tax assets, fair value of ordinary shares and preferred shares before IPO, and valuation and recognition of share-based compensation expenses.

Functional currency and foreign currency translation
d)	Functional currency and foreign currency translation
The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its overseas subsidiaries which incorporated in the Cayman Islands, British Virgin Islands, Hong Kong, and Singapore is United States dollars (“US$”). The functional currency of the Group’s PRC entities is RMB.
In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, and expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income/(loss) in the consolidated statements of operations and comprehensive loss.
Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in foreign exchange gains/(losses) in the consolidated statements of operations and comprehensive loss.

Convenience Translation
e)	Convenience Translation
Translations of balances in the consolidated balance sheets, the consolidated statements of operations and comprehensive loss and the consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2021 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.3726, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 3
0
, 2021.
No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at such rate or at any other rate.

Fair value measurements
f)	Fair value measurements
Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.
Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

•
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
The Group’s financial instruments include cash and cash equivalents, short-term investments, restricted cash, accounts receivable, other receivables (included in “Prepayments and other current assets”), accounts payable and other payables (included in “Accrued expenses and other current liabilities”), short-term loans of which the carrying values approximate their fair value.
See Note 2
0
for additional information.

Cash and cash equivalents
g)	Cash and cash equivalents
Cash and cash equivalents mainly represent cash and demand deposits placed with financial institutions, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of three months or less.
As of December 31, 2020 and 2021, the Group had cash held in accounts managed by online payment platforms such as Alipay and WeChat Pay in connection with the collection of service fees online for a total amount of RMB11.6 million and RMB11.3 million, respectively, which have been classified as cash and cash equivalents on the consolidated balance sheets.
As of December 31, 2020 and 2021, the Group had approximately RMB152.0 million and RMB237.8 million cash and cash equivalents held by its PRC subsidiaries and VIEs, representing 48.2% and 44.6% of total cash and cash equivalents of the
Group, respectively. Cash transfers from the Company’s PRC subsidiaries and VIEs to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may temporarily restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.
The Group had no lien arrangements during the years ended December 31, 2020 and 2021.

Restricted cash
h)	Restricted cash
Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the consolidated balance sheets. As of December 31, 2021, bank balance of the Group amounted to RMB4.2 million was restricted, among which RMB1.2 million was restricted for security against the Company’s credit card and RMB3.0 million, of which full provision was recorded, was restricted due to an ongoing investigation of an end consumer of the platform as requested by the local authorities.

Short-term investments
i)	Short-term investments
In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in the fair value are reflected in the consolidated statements of operation and comprehensive loss. To estimate fair value, the Company refers to the quoted rate of return provided by financial institutions at the end of each period and classifies the valuation techniques that use these inputs as level 2 of fair value measurement. Since these investments’ maturity dates are within one year, they are classified as short-term investments. The Company recorded investment income from its short-term investments of

nil, RMB 1.2 million,
RMB0.5
million in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2019, 2020 and 2021.

Accounts receivable
j)	Accounts receivable
The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. Many factors are considered in estimating the general allowance, including but not limited to reviewing accounts receivable balances, historical bad debt rates, aging analysis, customer credit worthiness and industry trend analysis. The Group also makes specific allowance if there is evidence showing that the receivable is unlikely to be collected. Accounts receivable balances are written off against the allowance when they are determined to be uncollectible.

Property, equipment and leasehold improvement, net
k)	Property, equipment and leasehold improvement, net
Property, equipment and leasehold improvement are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the following estimated useful lives:

Electronic equipment	3 years
Furniture and office equipment	5 years
Vehicles	4 years
Leasehold improvement	shorter of expected lives of leasehold improvement and lease term
Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property, equipment and leasehold improvement is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive loss.

Intangible assets, net
l)	Intangible assets, net
Intangible assets mainly consist of copyright, software, trademark and others. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Finite-lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Copyright	1-3 years
Software	1- 5 years
Trademark and others	3- 5 years

Impairment of long-lived assets
m)	Impairment of long-lived assets
Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for any of the years presented.

Revenue recognition
n)	Revenue recognition
The Group’s revenues comprise audio entertainment revenue, podcast, advertising and other revenue.
The Group adopted ASC Topic 606, “Revenue from Contracts with Customers” for all years presented. Consistent with the criteria of Topic 606, the Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services using the five steps defined under ASC Topic 606.
Audio entertainment revenue
The Group is principally engaged in operating its own audio entertainment live streaming platform, which enable hosts and users to interact with each other during audio entertainment live streaming services. Audio entertainment revenue is generated from sales of virtual items on the platform. The Group has a recharge system for users to purchase the Group’s virtual currency which is then used to purchase virtual items for use. Users can recharge via bank transfer and various online third-party payment platforms, including AliPay, WeChat Pay and other payment platforms. Virtual currency is non-refundable
and without expiry. The virtual currency is often consumed soon after it is purchased based on history of turnover of the virtual currency. Unconsumed virtual currency is recorded as deferred revenue. Virtual currencies used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed below unless otherwise stated.
The Group engages hosts to provide audio entertainment live streaming services. The Group shares a portion of the sales proceeds of virtual items (“revenue sharing fee”) with hosts and their respective guilds in accordance with their audio entertainment live streaming service agreements.
The Group evaluates and determines that it is the principal and views users to be its customers. The Group reports audio entertainment revenues on a gross basis. Accordingly, the amounts billed to users are recorded as revenues and revenue sharing fee paid to hosts and their respective guilds are recorded as cost of revenues. Where the Group is the principal, it controls the virtual items before they are transferred to users. Its control is evidenced by the Group’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Group being primarily responsible to users and having a level of discretion in establishing pricing. The Group designs, creates and offers various virtual items for sale to users with pre-determined
stand-alone selling price. Virtual items are categorized as consumable and time-based items. Consumable items are consumed upon purchase while time-based items could be used for a fixed period of time such as a virtual special symbol that can be purchased and displayed on the users’ profile over a fixed period of time. Users can purchase either consumable or time-based items and present these virtual items to hosts to show support for their favorite hosts or purchase time-based virtual items that enhance the users’ personal profile.
Revenue related to each consumable item is a single performance obligation provided on a consumption basis and is recognized at the point in time when the virtual item is transferred directly to the users and consumed by them. Revenue related to time-based virtual items is recognized ratably over the contract period. During the years ended December 31, 2019, 2020 and 2021, the weighted average contract period for the time-based virtual items purchased were 97 days, 124 days and 117 days, respectively. The Group does not have further performance obligations to user
s
after the virtual items are consumed immediately or after the stated contract period of time for time-based items.
Podcast revenue
The Group provides users certain subscription services which entitle paying subscribers access to listen to specific podcast content on the platform. The subscription fee is time-based and is collected upfront from subscribers.
The receipt of subscription fee is initially recorded as deferred revenue. The Group satisfies its performance obligation by providing services throughout the estimated average user relationship period as the subscription period is generally perpetual. Revenue is recognized ratably over the estimated average user relationship period. The estimated average user relationship period is based on data collected from those paying users who have subscribed to podcast content. The Group estimates the average user relationship period for a podcast content to be the date a user subscribes to it through the date the Group estimates the paying user listens to the content for the last time. The determination of the estimated average user relationship period is based on the Group’s best estimate that takes into account all known and relevant information at the time of assessment. Any adjustments arising from changes in the estimated average user relationship period as a result of new information will be accounted as a change in accounting estimate in accordance with
ASC 250 Accounting Changes and Error Corrections
.
The podcast contents are licensed by broadcasters to the Group. The Group records revenue on a gross basis considering the Group: (i) is the primary obligor in the arrangement; (ii) has latitude in establishing the selling price.
Contract liabilities
Contract liabilities primarily consist of deferred revenue which comprises unconsumed virtual currency, unamortized revenue from time-based virtual items and unamortized subscription fees for podcast services:

	January 1, 2019	December 31, 2019	December 31, 2020	December 31, 2021
Deferred revenue	10,668	14,530	17,001	20,657

During the years ended December 31, 2019, 2020 and 2021, the Group recognized revenue amounted to RMB8.9 million, RMB9.9 million and RMB11.0 million, respectively that was included in the corresponding opening deferred revenue balance on
January 1, 2019, December 31, 2019 and 2020.
During the years ended December 31, 2019, 2020 and 2021, the Group did not have any arrangement where the performance obligations had already been satisfied in the past year but recognized the corresponding revenue in the current year.
Advertising revenue
The Group generates advertisement revenues from rendering various forms of advertisement services by way of advertisement display on its audio entertainment live streaming platform. Advertisements on the Group’s platform are generally charged on the basis of duration whereby revenue is recognized ratably over the contract period of display. The Group provides sales incentives in the forms of discounts and rebates to advertisement agencies based on purchase volume. Revenue is recognized based on the price charged to the advertisers or agencies, net of sales incentives provided to the agencies. Sales incentives are recorded at the time of revenue recognition based on the contracted rebate rates and contract amount.
The accounts receivable arises primarily from its advertising customers.

	December 31, 2020	December 31, 2021
Accounts receivable	8,361	6,458

Please see Note 4 for additional information.
There were no material contract assets as of December 31, 2020 and 2021.
Practical Expedients
The Group has used the following practical expedients as allowed under ASC Topic 606:
(i)     The transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied has not been disclosed, as substantially all of the Group’s contracts have an original expected duration of one year or less.
(ii)     Payment terms and conditions vary by contract type, although terms generally include a requirement of prepayment or payment within one year or less. The Group has determined that its contracts generally do not include a significant financing component.
(iii)     Costs to obtain a contract with a customer were expensed as incurred when the amortization period would have been one year or less.

Deferred revenue
o)	Deferred revenue
Deferred revenue primarily consists of unconsumed virtual currency, unamortized revenue from time-based virtual items and unamortized subscription fees for podcast contents in the Group’s platform, where there is still an obligation to be provided by the Group, which will be recognized as revenue when all of the revenue recognition criteria are met.

Cost of revenue
p)	Cost of revenue
Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate revenue. Such costs are recorded as incurred. Cost of revenues consists primarily of revenue sharing fees, salary and welfare benefits, payment handling costs, bandwidth costs and other costs. Revenue sharing fees represent the Company’s payments to hosts or guilds based on a percentage of revenue from sales of virtual items and certain performance-based incentives.

Research and development expenses
q)	Research and development expenses
Research and development expenses mainly consist of salary and welfare benefits and bandwidth costs incurred for the development and enhancement to the Company’s websites and platform of applications.

Selling and marketing expenses
r)	Selling and marketing expenses
Selling and marketing expenses consist primarily of advertising and promotional expenses, salary and welfare benefits to the Group’s sales and marketing personnel. Advertising and promotional expenses consist primarily of costs for the promotion of corporate image and mobile app, organization of offline events between hosts and users. The Group expenses all advertising and promotional expenses as incurred and classifies them under selling and marketing expenses. For the years ended December 31, 2019, 2020 and 2021, advertising and promotional expenses were RMB191.1 million, RMB127.4 million and RMB360.2 million, respectively.

Leases
s)	Leases
Adoption of the New Lease Accounting Standard
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update
No. 2016-02,
Leases
(“ASU
2016-02”).
Further, as a clarification of the new guidance, the FASB issued several amendments and updates. The Group adopted the new lease guidance beginning January 1, 2020 by applying the modified retrospective method to those contracts that are not completed as of January 1, 2020, with the comparative information not being adjusted and continues to be reported under historic accounting standards. There is no impact to retained earnings at adoption.
The Group has elected to utilize the package of practical expedients at the time of adoption, which allows the Group to (1) not reassess whether any expired or existing contracts are or contain leases, (2) not reassess the lease classification of any expired or existing leases, and (3) not reassess initial direct costs for any existing leases. The Company also has elected to utilize the short-term lease recognition exemption and, for those leases that qualified, the Group did not recognize operating lease right-of-use
(“ROU”) assets or operating lease liabilities.
The impact of adoption of the new guidance on January 1, 2020, was not material; the Group recognized operating lease ROU assets and operating lease liabilities of RMB11.7 million (including current portion of RMB8.3 million and non-current
portion of RMB3.4 million).
The Group determines if an arrangement is a lease and determines the classification of the lease, as either operating or finance, at commencement. The Group has operating leases for office buildings and has no finance leases as of
December 31, 2020 and 2021.
 Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the lease payments over the lease term at commencement date.

As the Group’s leases do not provide an implicit rate, an incremental borrowing rate is used based on the information available at the commencement date, to determine the present value of lease payments. The incremental borrowing rate approximates the rate the Group would pay to borrow in the currency of the lease payments for the weighted-average life of the lease.
The operating lease ROU assets also include any lease payments made prior to lease commencement and exclude lease incentives and initial direct costs incurred if any. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.
The Group’s lease agreements contain both lease and
non-lease
components, which are accounted for separately based on their relative standalone price.

Government grants
t)	Government grants
Government grants represent cash subsidies received from the PRC government by the Group. Government grants are in connection with the Group’s contributions to research and development activities, and tax refunds in local business districts.

Share-based compensation
u)	Share-based compensation
Share-based compensation expenses arise from share-based awards, including share options for the purchase of ordinary shares, restricted shares and restricted share units.
The Company accounts for share-based awards granted to employee and non-employee
in accordance with ASC 718 Stock Compensation. Share-based compensation expenses are recognized in the consolidated financial statements based on their grant date fair values. The fair value of share option is affected by the fair value of ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected volatility of the fair value of ordinary shares, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. The fair value of restricted share, restricted share units and share options with little to no exercise price, are generally measured as the grant date price of the Company’s ordinary shares. Prior to the IPO in January 2020, the fair value of the Company’s ordinary shares was assessed using the income approach/discounted cash flow method, with a discount for lack of marketability, given that the shares underlying the awards were not publicly traded at the time of grant. With the completion of the IPO, it is no longer necessary to estimate the fair value of ordinary shares as the market price of the Company’s publicly traded ADSs is used as an indicator of fair value of the ordinary shares.
The Company has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. The contractual term is the contract life of the options. The Group estimated the risk-free interest rate based on the market yield of US Government Bonds with maturities of ten years as of the valuation date, plus a country default risk spread between China and US.

No
share based awards was granted for the year ended December 31, 2019, and all share-based awards granted in 2020 and 2021 were with little to no
exercise price for which fair value was measured as the grant date price of the Company’s ordinary shares.
Share-based compensation expenses are recorded net of actual forfeitures. For a cliff-vesting award or award with graded-vesting features and service conditions only, the Company uses straight-line method to recognize compensation cost over the total requisite service period for the entire award. For an award with performance and/or service condition that affects vesting, the performance and/or service condition is not considered in determining the award’s fair value on the grant date. The Company recognizes compensation expenses for awards with performance conditions if and when the Company concludes that it is probable that the performance condition will be achieved, net of actual pre-vesting
forfeitures over the requisite service period, using graded-vesting method. The Company reassesses the probability of vesting at each reporting period for awards with performance conditions and adjusts compensation expenses based on its probability assessment, unless on certain situations, the Company may not be able to determine that it is probable that a performance condition will be satisfied until the event occurs.

Employee benefits
v)	Employee benefits
PRC Contribution Plan
Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries, VIEs and subsidiaries of VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB36.0 million, RMB38.5 million and RMB57.2 million for the years ended December 31, 2019, 2020 and 2021, respectively.

Taxation
w)	Taxation
Income taxes
Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.
Uncertain tax positions
In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step
approach for the tax position measurement and financial statement recognition. Under the two-step
approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statement of operations and comprehensive loss. The Group did not have any significant unrecognized uncertain tax positions as of December 31, 2020 and 2021, and for the years ended December 31, 2019, 2020 and 2021.

Related parties
x)	Related parties
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Net loss per share
y)	Net loss per share
Loss per share is computed in accordance with ASC 260, Earnings per Share. The two-class
method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class
method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s preferred shares were participating securities because they were entitled to receive dividends or distributions on an as converted basis. For the years presented herein, the computation of basic earnings per share using the two-class
method was not applicable as the Group was in a net loss position and net loss was not allocated to other participating securities because in accordance with their contractual terms they were not obligated to share in the losses.
Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under treasury stock method. Potential ordinary shares include options to purchase ordinary shares, restricted shares, restricted share units and preferred shares, unless they were anti-dilutive. The computation of diluted net income/(loss) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e., an increase in earnings per share amounts or a decrease in loss per share amounts) on net income/(loss) per share.

Statutory reserves
z)	Statutory reserves
In accordance with China’s Company Laws, the Company’s VIEs and subsidiaries of VIEs in PRC must make appropriations from their after-tax
profit, if any (as determined under the accounting principles generally acceptable in the People’s Republic of China (“PRC GAAP”)) to
non-distributable
reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax
profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.
Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiary that is a foreign investment enterprise in China have to make appropriations from their after-tax
profit, if any (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the subsidiary. Appropriations to the other two reserve funds are at the subsidiary’s discretion.
The Group has not appropriated any amount to statutory reserves for the years ended December 31, 2019, 2020 and 2021, because the Company’s Chinese subsidiaries, the
VIEs and subsidiaries of VIEs were in the position of accumulated deficit as of December 31, 2019, 2020 and 2021.

Comprehensive loss
aa)	Comprehensive loss
Comprehensive loss is defined to include all changes in (deficit)/equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Other comprehensive income/(loss), as presented on the consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Segment reporting
bb)	Segment reporting
The Group uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining the Group’s reportable segments. Management has determined that the Group operates in one segment, as that term is defined by FASB ASC Topic 280, Segment reporting.

Concentration and credit risk

cc)	Concentration and credit risk
Advertising and promotional service providers
The Group relied on advertising and promotional service providers and their affiliates to promote its platform and enhance brand awareness through a variety of online and offline marketing and brand promotion activities. The number of advertising and promotional service providers during the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the year ended December 31,
	2019	2020	2021
Total number of advertising and promotional service providers	236	203	198
Number of service providers that accounted for 10% or more of the Group’s advertising and promotional expenses	2	3	2
Total percentage of the Group’s advertising and promotional expenses that were paid to these service providers who accounted for 10% or more of the Group’s advertising and promotional service expenses	36.0%	38.1%	44.9%
Credit risk
Financial instruments that potentially subject the Group to the concentration of credit risk consist of cash and cash equivalents, short-term investments, restricted cash, accounts receivable and other receivables (recorded in “Prepayments and other current assets”). As of December 31, 2020 and 2021, substantially all of the Group’s cash and cash equivalents, restricted cash and short-term investments were held in financial institutions which management consider being of high credit quality. Accounts receivable is typically unsecured and is generally derived from revenue earned from advertising business.
Major customers for advertising business
There were two and one customers that had receivable balances derived from advertising business exceeding l0% of the total accounts receivable balances of the Group as of December 31, 2020 and 2021, respectively, as follows:

	December 31, 2020	December 31, 2021
Customer A	68.3%	87.3%
Customer B	21.5%	—

Recently issued accounting pronouncements
dd)	Recently issued accounting pronouncements
The Group qualifies as an “emerging growth company”, or “EGC”, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group does not need to comply with any
new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards.
Recent accounting pronouncements not yet adopted
In February 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases (Topic 842) to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing transactions. Topic 842 currently provides lessees that are not public business entities with a practical expedient that allows them to elect, as an accounting policy, to use a risk-free rate as the discount rate for all leases. In November 2021, the FASB issued amendments in Accounting Standards Update No. 2021-09 (the “Update”), which allow non-public business entities as lessees to make the risk-free rate election by class of underlying asset, rather than at the entity-wide level. An entity that makes the risk-free rate election is required to disclose which asset classes it has elected to apply a risk-free rate. The amendments require that when the rate implicit in the lease is readily determinable for any individual lease, the lessee use that rate (rather than a risk-free rate or an incremental borrowing rate), regardless of whether it has made the risk-free rate election. The effective date for this Update is different for entities that have not yet adopted Topic 842 as of November 11, 2021, and those that have. Entities that have not yet adopted Topic 842 as of November 11, 2021, are required to adopt the amendments in this Update at the same time that they adopt Topic 842. For entities that have adopted Topic 842 as of November 11, 2021, the amendments in this Update are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Earlier application is permitted. Entities are required to apply the amendments on a modified retrospective basis to leases that exist at the beginning of the fiscal year of adoption of a final Update. The adoption of the amendments should not be considered an event that would cause remeasurement and reallocation of the consideration in the contract (including lease payments) or reassessment of lease term or classification. The Group had adopted the Topic 842 in the year ended December 31, 2020 and will adopt this Update in the year ending December 31, 2022 as an EGC. The Group is currently evaluating the impact of adopting this standard and does not expect significant impact on its consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes, to remove certain exceptions to the general principles in Topic 740 and to simplify accounting for income taxes. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Group is to adopt this ASU in the year ending December 31, 2022 and interim periods within the year ending December 31, 2023 as an EGC. The Group is currently evaluating the impact of adopting this standard and does not expect significant impact on its consolidated financial statements.
In June 2016, the FASB amended guidance related to the impairment of financial instruments as part of ASU
2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which was further amended by ASU 2019-10 in November 2019, for public business entities that meet the definition of an U.S. Securities and Exchange Commission (“SEC”) filer, excluding entities eligible to be SRCs as defined by the SEC, the amendments in this update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, the amendments in this update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. All entities may adopt the amendments in this update earlier as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company is required to recognize an allowance based on its estimate of expected credit loss. The Group is to adopt the Topic 326 in the year ending December 31, 2023 as an EGC and it is currently evaluating the impact of this new guidance on its consolidated financial statements.